DEPOSITS BY CUSTOMERS - Summary of Deposits (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
DEPOSITS BY CUSTOMERS
Saving accounts	$ 66,914,834	$ 59,635,379
Carrying value	63,635,078	56,853,141
Checking accounts	25,159,676	24,098,073
Other deposits	1,495,724	1,541,878
Total	$ 157,205,312	$ 142,128,471